ACQUISITIONS OF CONSOLIDATED ENTITIES - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Revenue of acquired entities since acquisition date		$ 2,400,000	$ 337,000
Profit (loss) of acquired entities since acquisition date		(14,000)	22,000
Revenue of combined entity as if combination occurred at beginning of period		4,500,000	1,800,000
Profit (loss) of combined entity as if combination occurred at beginning of period		102,000	130,000
Goodwill		43,355,000	35,730,000	$ 34,911,000
Infrastructure
Disclosure of detailed information about business combination [line items]
Goodwill		19,328,000	14,209,000
Private Equity
Disclosure of detailed information about business combination [line items]
Goodwill		14,240,000	12,726,000
Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Goodwill		7,639,000	6,903,000
Total
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)		16,381,000	7,341,000
Goodwill		6,232,000	3,899,000
Total | Infrastructure
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)		10,830,000	3,576,000
Goodwill		4,777,000	294,000
Total | Private Equity
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)		3,181,000	173,000
Goodwill		1,161,000	49,000
Total | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)		1,409,000	3,592,000
Goodwill		71,000	3,556,000
Mantiqueira | Infrastructure
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period		237,000
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 81,000
Percentage of interests acquired		100.00%
Identifiable assets acquired (liabilities assumed)		$ 583,000
Goodwill		54,000
Colonial | Infrastructure
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period		2,300,000
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 441,000
Percentage of interests acquired		100.00%
Identifiable assets acquired (liabilities assumed)		$ 6,225,000
Goodwill		1,979,000
Consideration transferred, acquisition-date fair value		6,200,000
Hotwire | Infrastructure
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period		489,000
Profit (loss) of combined entity as if combination occurred at beginning of period		$ (175,000)
Percentage of interests acquired		100.00%
Identifiable assets acquired (liabilities assumed)		$ 3,772,000
Goodwill		2,633,000
Consideration transferred, acquisition-date fair value		3,800,000
Chemelex | Private Equity
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period		664,000
Profit (loss) of combined entity as if combination occurred at beginning of period		$ (73,000)
Percentage of interests acquired		100.00%
Identifiable assets acquired (liabilities assumed)		$ 1,654,000
Goodwill		680,000
Consideration transferred, acquisition-date fair value		1,700,000
Antylia | Private Equity
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period		397,000
Profit (loss) of combined entity as if combination occurred at beginning of period		$ (122,000)
Percentage of interests acquired		26.00%
Identifiable assets acquired (liabilities assumed)		$ 1,362,000
Goodwill		373,000
Consideration transferred, acquisition-date fair value		1,400,000
Geronimo | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period		12,000
Profit (loss) of combined entity as if combination occurred at beginning of period		$ (32,000)
Percentage of interests acquired		100.00%
Identifiable assets acquired (liabilities assumed)		$ 1,409,000
Goodwill		71,000
National Grid | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		$ 1,400,000
Neoen | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period			579,000
Profit (loss) of combined entity as if combination occurred at beginning of period			$ 15,000
Percentage of interests acquired		100.00%	53.00%
Identifiable assets acquired (liabilities assumed)			$ 3,441,000
Goodwill			3,531,000
Consideration transferred, acquisition-date fair value		$ 3,300,000
Cyxtera | Infrastructure
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period	$ 827,000
Profit (loss) of combined entity as if combination occurred at beginning of period	96,000
Percentage of interests acquired		29.00%
Identifiable assets acquired (liabilities assumed)			1,357,000
Goodwill			0
Consideration transferred, acquisition-date fair value			803,000
Gain recognised in bargain purchase transaction	$ 554,000
ATC India | Infrastructure
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired		16.00%
Identifiable assets acquired (liabilities assumed)			2,041,000
Goodwill			294,000
Consideration transferred, acquisition-date fair value			$ 2,000,000